Summary of Significant Account Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Basis of Presentation

(a)          Basis of Presentation

The consolidated interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). In the opinion of management, the consolidated interim financial statements include all necessary adjustments for a fair presentation of the financial position and results of operations for the periods presented.

The Business Combination was accounted for as a reverse recapitalization, with DFB treated as the acquired company and AdaptHealth Holdings as the acquirer, for financial reporting purposes. Therefore, the equity structure has been restated to that of the Company.

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the Securities Act), as modified by the Jumpstart our Business Startups Act of 2012, (the JOBS Act), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and other exemptions.

(a)          Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). In the opinion of management, the consolidated financial statements include all necessary adjustments for a fair presentation of the financial position and results of operations for the periods presented.

As discussed in Note 1, Nature of Business, the Business Combination was accounted for as a reverse recapitalization, with DFB treated as the acquired company and AdaptHealth Holdings as the acquirer, for financial reporting purposes. Therefore, the equity structure has been restated to that of the Company.

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the Securities Act), as modified by the Jumpstart our Business Startups Act of 2012, (the JOBS Act), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, will adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Basis of Consolidation

(b)         Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

(b)         Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Concentration of Credit Risk

(c)          Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

Accounting Estimates

(d)          Accounting Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and reported amounts of revenues and expenses during the reporting period. Management bases these estimates and assumptions upon historical experience, existing and known circumstances, authoritative accounting pronouncements and other factors that management believes to be reasonable. Significant areas requiring the use of management estimates relate to revenue recognition and the valuation of accounts receivable (implicit price concession), income taxes, contingent consideration, equity-based compensation, interest rate swaps, and long-lived assets, including goodwill. Actual results could differ from those estimates.

(c)         Accounting Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and reported amounts of revenues and expenses during the reporting period. Management bases these estimates and assumptions upon historical experience, existing and known circumstances, authoritative accounting pronouncements and other factors that management believes to be reasonable. Significant areas requiring the use of management estimates relate to revenue recognition and the valuation of accounts receivable (implicit price concession), income taxes, contingent consideration, equity-based compensation, interest rate swaps, and long-lived assets, including goodwill. Actual results could differ from those estimates.

Business segment

(e)          Business Segment

The Company’s chief operating decision-makers are its Chief Executive Officer and President, who make resource allocation decisions and assess performance based on financial information presented on an aggregate basis. There are no segment managers who are held accountable by the chief operating decision-makers, or anyone else, for any planning, strategy and key decision-making regarding operations. The corporate office is responsible for contract negotiation with vendors and payors, corporate compliance with healthcare laws and regulations, and revenue cycle management. Accordingly, the Company has a single reportable segment and operating segment structure.

(u)          Business Segment

The Company’s chief operating decision-makers are its Chief Executive Officer and President, who make resource allocation decisions and assesses performance based on financial information presented on an aggregate basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for any planning, strategy and key decision-making regarding operations. The corporate office is responsible for contract negotiation with vendors and payors and corporate compliance with healthcare laws and regulations. Accordingly, the Company has a single reportable segment and operating segment structure.

Equipment and Other Fixed Assets

(j)          Equipment and Other Fixed Assets

Equipment and other fixed assets are stated at cost less accumulated depreciation or, when acquired as part of a business combination, fair value at date of acquisition. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The useful lives for patient medical equipment correlate with the medical reimbursement periods. Computer equipment, vehicles and other assets are depreciated over the estimated useful lives of the assets. Major expenditures for property acquisitions and those expenditures that substantially increase useful lives are capitalized. Expenditures for maintenance, repairs and minor replacements are expensed as incurred.

The useful lives of property and equipment for purposes of computing depreciation are:

Patient medical equipment	13 months ‑ 5 years
Vehicles	5 years
Other	2 ‑ 7 years

Impairment of Long Lived Assets

(k)          Impairment of Long‑Lived Assets

The Company’s long‑lived assets, such as equipment and other fixed assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company did not incur any impairment charges on equipment and other fixed assets for the years ended December 31, 2019 and 2018.

In addition to consideration of impairment upon the events or changes in circumstances described above, management regularly evaluates the remaining lives of its long‑lived assets.

Valuation of Goodwill

(l)          Valuation of Goodwill

The Company has a significant amount of goodwill on its balance sheet that resulted from the business acquisitions the Company has made in recent years. Goodwill is not amortized and is tested for impairment annually and upon the occurrence of a triggering event or change in circumstances indicating a possible impairment. Such changes in circumstance can include, among others, changes in the legal environment, reimbursement environment, operating performance, and/or future prospects. The Company performs its annual impairment review of goodwill during the fourth quarter of each year.

The impairment testing can be performed on either a quantitative or qualitative basis. During 2019 and 2018, the Company utilized a qualitative analysis for its annual impairment test and determined that there were no triggering events that would indicate that it is “more likely than not” that the carrying value of the Company’s reporting unit is higher than the respective fair value. As a result, the Company did not record any goodwill impairment charges.

Business Combinations

(m)         Business Combinations

The Company applies the acquisition method of accounting for business acquisitions. The results of operations of the businesses acquired by the Company are included as of the respective acquisition date. The acquisition-date fair value of the consideration transferred, including the fair value of any contingent consideration, is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. To the extent the acquisition-date fair value of the consideration transferred exceeds the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed, such excess is allocated to goodwill. Patient relationships, medical records and patient lists are not reported as separate intangible assets due to the regulatory requirements and lack of contractual agreements but are part of goodwill. Customer related relationships are not reported as separate intangible assets but are part of goodwill as authorizing physicians are under no obligation to refer the Company’s services to their patients, who are free to change physicians and service providers at any time. The Company may adjust the preliminary purchase price allocation, as necessary, for up to one year after the acquisition closing date if it obtains more information regarding asset valuations and liabilities assumed that existed but were not available at the acquisition date. Acquisition related expenses are recognized separately from the business combination and are expensed as incurred.

Equity based Compensation

(r)          Equity‑based Compensation

The Company accounts for its equity‑based compensation in accordance with FASB ASC Topic 718, Compensation‑Stock Compensation, which establishes accounting for share‑based awards exchanged for employee services and requires companies to expense the estimated fair value of these awards over the requisite employee service period. Equity‑based compensation expense related to these grants is included within general and administrative expenses in the accompanying consolidated statements of operations. The Company measures and recognizes equity‑based compensation expense for such awards granted to employees based on their estimated fair values on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period in the Company’s consolidated financial statements. Equity‑based compensation expense is recognized on a straight‑line basis over the requisite service period. See Note 11, Stockholders’ Equity, for additional information

Concentration of customers

w)         Concentration of Customers

The Company provides and distributes medical equipment and health care services, including home oxygen, respiratory medications and sleep therapy equipment and services, to both commercial organizations and directly to end users. This results in a customer concentration relating to Medicare’s service reimbursement programs. During the years ended December 31, 2019 and 2018, the Company derived approximately 32% and 37% of its net revenue from government healthcare programs, including Medicare and Medicaid, respectively. Concentration of credit risk with respect to other payors is limited due to the large number of such payors and varied geographical locations.

Recent Accounting Pronouncements

(f)        Recently Issued Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842) (ASU 2016-02), which amended authoritative guidance on accounting for leases. The new provisions require that a lessee of operating leases recognize a liability to make lease payments and a right-of-use asset representing its right to use the underlying asset for the lease term. The Company is required to adopt the new standard for the annual reporting period beginning January 1, 2021, and interim reporting periods beginning January 1, 2022. The adoption of this standard is expected to have a material impact on the Company’s financial position. The Company is still evaluating the impact on its results of operations and does not expect the adoption of this standard to have an impact on liquidity.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (ASC Topic 350): Simplifying the Test for Goodwill Impairment, which will eliminate the requirement to calculate the implied fair value of goodwill, commonly referred to as “Step 2” in the current goodwill impairment test. An entity will still have the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The Company adopted this standard on January 1, 2020, which did not have a material impact on the Company’s consolidated financial statements.

(bb)        Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09) (Accounting Standards Codification (ASC) Topic 606), which supersedes all existing revenue recognition requirements, including guidance specific to the healthcare industry. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services, and requires enhanced disclosures to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. This guidance allows for adoption using a full retrospective method, or a modified retrospective method. Subsequent to the issuance of ASU 2014-09, the FASB also issued several updates related to ASU 2014-09 including deferring its adoption date. The Company adopted ASC 606 effective January 1, 2019 using the modified retrospective transition method. The new standard impacted amounts presented in certain captions on the Company’s consolidated statements of operations, as upon adoption, the majority of amounts previously classified as provision for doubtful accounts are reflected as implicit price concessions, and therefore a direct reduction to revenue, net of contractual allowances and discounts. Other than as described above, the standard did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows. However, expanded disclosures were required. There was no cumulative effect on the opening balance of accumulated deficit as a result of adopting the standard as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while comparative information has not been revised and continues to be reported under the accounting standards in effect for those periods.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (ASC 805): Clarifying the Definition of a Business (ASU 2017-01), which provides guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The adoption of ASU 2017-01 was effective for the Company on January 1, 2018. The adoption of ASU 2017-01 did not have a material impact on the Company’s consolidated financial condition and results of operations.

(cc)        Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (ASU 2016-02), which amended authoritative guidance on accounting for leases. The new provisions require that a lessee of operating leases recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The lease liability will be equal to the present value of lease payments, with the right-of-use asset equal to the lease liability. The classification criteria for distinguishing between finance (or capital) leases and operating leases are substantially similar to the previous lease guidance, but with no explicit bright lines. As such, operating leases will result in straight-line rent expense similar to current practice. For short term leases (term of 12 months or less), a lessee is permitted to make an accounting election not to recognize lease assets and lease liabilities, which would generally result in lease expense being recognized on a straight-line basis over the lease term. The new guidance was required for the Company for the annual reporting period beginning January 1, 2020, and interim reporting periods beginning January 1, 2021. However, in November 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which extended the adoption date of the new standard for the Company. The Company is now required to adopt the new standard for the annual reporting period beginning January 1, 2021, and interim reporting periods beginning January 1, 2022. The standard requires a transition adoption election using either 1) a modified retrospective approach with periods prior to the adoption date being recast or 2) a prospective adoption approach with a cumulative-effect adjustment recognized to the opening balance of retained earnings on the adoption date with prior periods not recast. The Company anticipates adopting this standard using the prospective adoption approach and electing the practical expedients allowed under the standard. The adoption of this standard is expected to have a material impact on the Company’s financial position. The Company is still evaluating the impact on its results of operations and does not expect the adoption of this standard to have an impact on liquidity.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (ASC Topic 350): Simplifying the Test for Goodwill Impairment, which will eliminate the requirement to calculate the implied fair value of goodwill, commonly referred to as “Step 2” in the current goodwill impairment test. An entity will still have the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This guidance will be effective for annual and interim impairment tests performed in annual reporting periods beginning after December 15, 2020, and early adoption is permitted for annual or interim impairment tests performed after January 1, 2017. The Company is still evaluating the impact that this standard will have on the Company’s results of operations.

Revenue Recognition

(d)         Revenue Recognition

The Company generates revenues for services and related products that the Company provides to patients for home medical equipment, related supplies, and other items. The Company’s revenues are recognized in the period in which services and related products are provided to customers and are recorded either at a point in time for the sale of supplies and disposables, or over the fixed monthly service period for equipment.

Revenues are recognized when control of the promised good or service is transferred to customers, in an amount that reflects the consideration to which the Company expects to receive from patients or under reimbursement arrangements with Medicare, Medicaid and third-party payors, in exchange for those goods and services.

The Company determines the transaction price based on contractually agreed-upon amounts or rates, adjusted for estimates of variable consideration, such as implicit price concessions. The Company utilizes the expected value method to determine the amount of variable consideration that should be included to arrive at the transaction price, using contractual agreements and historical reimbursement experience within each payor type. The Company applies constraint to the transaction price, such that net revenue is recorded only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in the future. If actual amounts of consideration ultimately received differ from the Company’s estimates, the Company adjusts these estimates, which would affect net revenue in the period such adjustments become known.

Sales revenue is recognized upon transfer of control of products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Revenues for the sale of durable medical equipment and related supplies, including oxygen equipment, ventilators, wheelchairs, hospital beds and infusion pumps, are recognized at the time of delivery.

The Company provides certain equipment to patients which is reimbursed periodically in fixed monthly payments for as long as the patient is using the equipment and medical necessity continues (in certain cases, the fixed monthly payments are capped at a certain amount). The equipment provided to the patient is based upon medical necessity as documented by prescriptions and other documentation received from the patient’s physician. The patient generally does not negotiate or have input with respect to the manufacturer or model of the equipment prescribed by their physician and delivered by the Company. Once initial delivery of this equipment is made to the patient for initial setup, a monthly billing process is established based on the initial setup service date. The Company recognizes the fixed monthly revenue ratably over the service period as earned, less estimated adjustments, and defers revenue for the portion of the monthly bill that is unearned. No separate revenue is earned from the initial setup process. Included in fixed monthly revenue are unbilled amounts for which the revenue recognition criteria had been met as of period-end but were not yet billed to the payor. The estimate of net unbilled fixed monthly revenue recognized is based on historical trends and estimates of future collectability.

The Company’s billing system contains payor-specific price tables that reflect the fee schedule amounts in effect or contractually agreed upon by various government and commercial payors for each item of equipment or supply provided to a customer. Revenues are recorded based on the applicable fee schedule. The Company has established a contractual allowance to account for adjustments that result from differences between the payment amount received and the expected realizable amount. If the payment amount received differs from the net realizable amount, an adjustment is recorded to revenues in the period that these payment differences are determined. The Company reports revenues in its consolidated financial statements net of such adjustments.

The Company’s business is somewhat sensitive to seasonal fluctuations. Its patients are generally responsible for a greater percentage of the cost of their treatment or therapy during the early months of the year due to co-insurance, co-payments and deductibles, and therefore may defer treatment and services of certain therapies until meeting their annual deductibles. In addition, changes to employer insurance coverage often go into effect at the beginning of each calendar year which may impact eligibility requirements and delay or defer treatment. These factors may lead to lower net revenue and cash flow in the early part of the year versus the latter half of the year. Additionally, the increased incidence of respiratory infections during the winter season may result in initiation of additional respiratory services such as oxygen therapy for certain patient populations. The Company’s net revenue and quarterly operating results may fluctuate significantly in the future depending on these and other factors.

Adoption of ASC 606

The Company adopted the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606), effective January 1, 2019, using the modified retrospective transition method. There was no cumulative effect on the opening balance of accumulated deficit as a result of adopting the standard as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while comparative information has not been revised and continues to be reported under the accounting standards in effect for those periods.

The Company’s adoption of ASC 606 primarily impacts the presentation of revenues due to the inclusion of variable consideration in the form of implicit price concessions contained in certain of its contracts with customers. Under ASC 606, amounts estimated to be uncollectible are generally considered implicit price concessions that are a direct reduction to net revenue. Prior to adoption of ASC 606, such amounts were classified as provision for doubtful accounts. For the year ended December 31, 2019, the Company recorded $27,515,952 of implicit price concessions as a direct reduction of net revenue that would have been recorded as provision for doubtful accounts prior to the adoption of ASC 606. The adoption of ASC 606 is not expected to have a material impact on net income or loss on an ongoing basis.

Under ASC 606, the Company recognizes revenue in the consolidated statements of operations and contract assets on the consolidated balance sheets only when services have been provided. Since the Company has performed its obligation under the contract, it has unconditional rights to the consideration recorded as contract assets and therefore classifies those billed and unbilled contract assets as accounts receivable.

Under ASC 606, fixed monthly payments that the Company receives from customers in advance of providing services represent contract liabilities. Such payments primarily relate to patients who are billed monthly in advance and are recognized over the period as earned.

Disaggregation of net revenue

The Company disaggregates net revenue from contracts with customers by payor type and by core service lines. The Company believes that disaggregation of net revenue into these categories achieves the disclosure objectives to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The payment terms and conditions within the Company’s revenue-generating contracts vary by payor type and payor source.

The composition of net revenue by payor type for the years ended December 31, 2019 and 2018 are as follows:

	Year Ended December 31,
	2019	2018
Government	$168,686,247	$128,278,922
Insurance	300,360,975	178,726,197
Patient pay	60,597,025	38,273,218
Net revenue	$529,644,247	$345,278,337

Accounts Receivable

	Year Ended December 31,
	2019	2018
Government	$168,686,247	$128,278,922
Insurance	300,360,975	178,726,197
Patient pay	60,597,025	38,273,218
Net revenue	$529,644,247	$345,278,337

The composition of net revenue by core service lines for the years ended December 31, 2019 and 2018 are as follows:

	Year Ended December 31,
	2019	2018
Net sales revenue - Point in time
Sleep	$224,542,433	$123,585,029
Respiratory	5,779,842	4,910,755
HME	45,948,275	36,724,311
Other	40,180,387	24,651,320
Total Net sales revenue	$316,450,937	$189,871,415

Net revenue from fixed monthly equipment reimbursements
Sleep	$80,846,378	$52,703,572
Respiratory	81,417,997	66,341,108
HME	43,212,228	35,941,985
Other	7,716,707	420,257
Total Net revenue from fixed monthly equipment reimbursements	$213,193,310	$155,406,922

Total net revenue
Sleep	$305,388,811	$176,288,601
Respiratory	87,197,839	71,251,863
HME	89,160,503	72,666,296
Other	47,897,094	25,071,577
Total net revenue	$529,644,247	$345,278,337

(e)          Accounts Receivable

Due to the continuing changes in the healthcare industry and third-party reimbursement environment, certain estimates are required to record accounts receivable at their net realizable values. Inherent in these estimates is the risk that they will have to be revised or updated as additional information becomes available. The complexity of third-party billing arrangements and laws and regulations governing Medicare and Medicaid may result in adjustments to amounts originally recorded.

The Company performs a periodic analysis to review the valuation of accounts receivable and collectability of outstanding balances. Management’s evaluation takes into consideration such factors as historical bad debt experience, business and economic conditions, trends in healthcare coverage, other collection indicators and information about specific receivables. The Company’s evaluation also considers the age and composition of the outstanding amounts in determining their estimated net realizable value.

Receivables are considered past due when not collected by established due dates. Specific patient balances are written off after collection efforts have been followed and the account has been determined to be uncollectible. Revisions in reserve estimates are recorded as an adjustment to net revenue in the period of revision.

The Company’s allowance for uncollectible accounts was $21,840,787 as of December 31, 2018.

Included in accounts receivable are earned but unbilled accounts receivables. Billing delays, ranging from several days to several weeks, can occur due to the Company’s policy of compiling required payor specific documentation prior to billing for its services rendered. In the event that a third-party payor does not accept the claim, the customer is ultimately responsible for payment for the products or services. The Company recorded unbilled revenue of $8,611,272 and $4,002,067 as of December 31, 2019 and 2018, respectively. Under ASC 606, the Company recognizes revenue in the consolidated statements of operations and contract assets on the consolidated balance sheets only when services have been provided. Since the Company has performed its obligation under the contract, it has unconditional rights to the consideration recorded as contract assets and therefore classifies those billed and unbilled contract assets as accounts receivable.

Fair Value of Financial Instruments

(f)          Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, prepaid and other current assets, accounts payable and accrued expenses. The carrying values of the Company’s financial instruments approximate their fair value based on their short‑term nature.

The borrowings under the Company’s long‑term debt arrangements, which were amended in November 2019 in connection with the Business Combination, bear interest at the variable rates described in Note 10, Debt, and therefore management believes approximates fair value.

Fair Value Accounting

(g)         Fair Value Accounting

FASB ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820), creates a single definition of fair value, establishes a framework for measuring fair value in U.S. GAAP and expands disclosures about fair value measurements. ASC 820 emphasizes that fair value is a market-based measurement, not an entity specific measurement, and states that a fair value measurement is to estimate the price at which an orderly transaction to sell an asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. Assets and liabilities adjusted to fair value in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value.

Level inputs, as defined by ASC 820, are as follows:

Level input	Input definition
Level 1	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level 2	Inputs, other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date.
Level 3	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

Refer to Note 6, Fair Value of Assets and Liabilities, for additional information.

Cash and Cash Equivalents

(h)         Cash and Cash Equivalents

The Company considers all short-term highly liquid investments with a maturity of three months or less to be cash equivalents. Cash represents cash on hand and deposits held at banks. The Company maintains cash in demand deposit accounts with federally insured banks. At times, the balances in these accounts may be in excess of federally insured limits. Cash and cash equivalents consist of the following:

	December 31,
	2019	2018
Cash	$22,863,543	$9,058,782
Money market accounts	54,014,591	16,126,899
Total	$76,878,134	$25,185,681

Inventory

(i)          Inventory

Inventory consists of equipment and medical supplies and is stated at the lower of cost or market value. Cost is determined by the first-in-first-out method. These finished goods are charged to cost of net revenue in the period in which products and related services are provided to customers.

Deferred Financing Costs

(n)          Deferred Financing Costs

Costs incurred in connection with the Company’s borrowings, referred to as deferred financing costs, are capitalized and included on the accompanying consolidated balance sheets in other assets for costs associated with revolving credit facilities, and as a debt reduction for costs associated with term loans. Deferred financing costs are amortized to interest expense using the effective interest method over the term of the related financing agreement. Refer to Note 8, Deferred Financing Costs, for additional information.

Deferred Rent

(o)          Deferred Rent

The Company’s operating leases for its office and warehouse leases include scheduled rent increases. The Company has accounted for the leases to provide straight‑line charges to operations over the life of the leases. Deferred rent is recorded and amortized to the extent the total minimum rental payments allocated to the current period and expensed on a straight‑line basis exceed or are less than the cash payments required. Deferred rent is included in accounts payable and accrued expenses and other long-term liabilities on the accompanying consolidated balance sheets based on when the payments will be made. See Note 14, Lease Commitments, for additional information.

Commitments and Contingencies

(p)          Commitments and Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business that cover a wide range of matters. In accordance with FASB ASC Topic 450, Accounting for Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Significant judgement is required to determine both probability and the estimated amount. The Company reviews at least quarterly and adjusts accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. At this time, the Company has no accrual related to lawsuits, claims, investigations and proceedings.

In connection with the Company’s acquisition of PPS HME Holdings LLC (PPS), the Company assumed a Corporate Integrity Agreement (CIA) at one of PPS’ subsidiaries, Braden Partners L.P. d/b/a Pacific Pulmonary Services (BP). The CIA was entered into with the Office of Inspector General of the U.S. Department of Health and Human Services (OIG). The CIA has a five-year term which expires in April 2022. In connection with the acquisition and integration of PPS by AdaptHealth, the OIG confirmed that the requirements of the CIA imposed upon BP would only apply to the operations of BP and therefore no operations of any other AdaptHealth affiliate are subject to the requirements of the CIA following the acquisition.

Advertising Costs

(q)          Advertising Costs

Advertising costs are charged to expense as incurred. The Company’s advertising costs for the years ended December 31, 2019 and 2018 were $2,144,730 and $1,788,220, respectively, and are primarily included in cost of net revenue in the accompanying consolidated statements of operations.

Cost of net revenue

(s)          Cost of Net Revenue

Cost of net revenue includes the cost of products and supplies sold to patients, patient equipment depreciation and other operating expenses. At December 31, 2019, the Company operated through its network of 173 locations in 35 states, from which customers are provided equipment, supplies and services. The Company also includes in cost of net revenue the salaries, labor and benefits costs incurred at the Company’s operating facilities for service personnel, offshore labor expenses, occupancy costs (rent, utilities, property taxes, etc.), and other expenses (software expenses, billing fees, IT related costs, general business supplies, etc.) incurred to operate the businesses. Cost of net revenue for the years ended December 31, 2019 and 2018 consisted of the following:

	Year ended December 31,
	2019	2018
Cost of products, supplies and patient equipment depreciation	$215,927,438	$140,034,522
Salaries, labor and benefits	154,030,773	107,484,610
Occupancy	13,407,384	8,869,386
Other operating costs	57,020,792	36,996,117
Total	$440,386,387	$293,384,635

General and administrative expenses

(t)          General and Administrative Expenses

General and administrative expenses (G&A) primarily include expenses related to corporate salaries and benefits, legal, equity-based compensation, transaction costs and other business support functions. Included in G&A during the years ended December 31, 2019 and 2018 are salaries, labor and benefits expenses (including equity-based compensation) of $31,651,728 and $10,653,547, respectively.

Self-Insurance Risk

(x)         Self-Insurance Risk

The Company is subject to workers’ compensation, auto liability and employee medical claims, which are primarily self-insured; however, the Company maintains certain stop-loss and other insurance coverage which it believes to be appropriate. Provisions for estimated settlements relating to the workers’ compensation and medical plans are provided in the period of the related claim on a case-by-case basis plus an amount for incurred but not reported claims. Differences between the amounts accrued and subsequent settlements are recorded in operations in the period of settlement.

Derivative Instruments

(y)          Derivative Instruments

The Company recognizes all derivative instruments as either assets or liabilities in the accompanying consolidated balance sheets at fair value. Derivative instruments consist of interest rate swap agreements. The interest rate swap agreements are used to manage interest rate risk associated with the Company’s variable rate debt. The Company utilizes the interest rate swap agreements to modify the Company’s exposure to interest rate risk by converting a portion of its variable rate borrowings to a fixed rate. See Note 7, Derivative Instruments and Hedging Activities, for additional information.

Income Taxes

(z)          Income Taxes

Prior to the completion of the Business Combination, the Company was a limited liability company and was treated as a partnership for federal and state income tax purposes. As such, income and loss from operations of the Company were allocated to the members for inclusion in their tax returns. In addition, there were regular C-corporations included in the Company’s structure where taxes were paid at the entity level. The C-corporations used the asset and liability method of accounting for income taxes as described below.

Following the Business Combination, the Company uses the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (i) temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities and (ii) operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized. The Company’s deferred tax calculations and valuation allowance requires management to make certain estimates about future operations. Changes in state or federal tax laws, as well as changes in the Company’s financial condition or the carrying value of existing assets and liabilities, could affect those estimates. The effect of a change in tax rates is recognized as income or expense in the period that the rate is enacted.

FASB ASC 740, Income Taxes, prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2019 and 2018. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income (Loss) per Share

(aa)        Net Income (Loss) Per Share

Net income (loss) per share is based upon the weighted average number of common shares outstanding during the respective periods. The Company follows the provisions of the authoritative guidance for determining whether instruments granted in equity-based compensation transactions are participating securities for purposes of calculating net income (loss) per common share. See Note 12, Net Income (Loss) Per Share.